Business segment information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Reporting Segment [Abstract]
Disclosure of detailed information about operations by segment [Text Block]
The following table provides certain information regarding the Bank’s operations by segment:

	December 31, 2018
	Comercial	Treasury	Total
Interest income	239,976	18,514	258,490
Interest expense	-	(148,747)	(148,747)
Inter-segment net interest income	(130,195)	130,195	-
Net interest income	109,781	(38)	109,743
Other income (expense), net	18,002	(156)	17,846
Total income	127,783	(194)	127,589

Impairment loss on financial assets	(57,621)	106	(57,515)
Impairment loss on non-financial assets	(5,967)	-	(5,967)
Operating expenses	(37,436)	(11,482)	(48,918)
Segment profit (loss) for the year	26,759	(11,570)	15,189

Segment Assets	5,726,977	1,857,196	7,584,173
Segment Liabilities	12,985	6,588,995	6,601,980

	December 31, 2017
	Comercial	Treasury	Total
Interest income	213,326	12,753	226,079
Interest expense	-	(106,264)	(106,264)
Inter-segment net interest income	(92,745)	92,745	-
Net interest income	120,581	(766)	119,815
Other income (expense), net	18,926	(428)	18,498
Total income	139,507	(1,194)	138,313

Impairment loss on financial assets	(9,928)	489	(9,439)
Operating expenses	(35,916)	(10,959)	(46,875)
Segment profit (loss) for the year	93,663	(11,664)	81,999

Segment Assets	5,470,947	772,517	6,243,464
Segment Liabilities	13,214	5,191,170	5,204,384

	December 31, 2016
	Comercial	Treasury	Total
Interest income	236,392	9,506	245,898
Interest expense	-	(90,689)	(90,689)
Inter-segment net interest income	(96,017)	96,017	-
Net interest income	140,375	14,834	155,209
Other income (expense), net	16,333	(3,568)	12,765
Total income	156,708	11,266	167,974

Impairment loss on financial assets	(35,112)	(3)	(35,115)
Operating expenses	(34,599)	(11,215)	(45,814)
Segment profit for the year	86,997	47	87,045

Segment Assets	5,969,902	1,188,406	7,158,308
Segment Liabilities	25,163	6,125,954	6,151,117

Disclosure Of Detailed Information About Reconciliation Of Information on Reportable Segments Text Block [Text Block]
Reconciliation of information on reportable segments:
	2018	2017	2016
Profit:
Total profit from reportable segments	15,189	81,999	87,045
Impairment loss on non-financial assets - unallocated	(4,051)	-	-
Consolidated profit for the year	11,138	81,999	87,045

Assets:
Total assets from reportable segments	7,584,173	6,243,464	7,158,308
Equipment and leasehold improvements, net - unallocated	6,686	7,420	8,549
Intangibles, net - unallocated	1,633	5,425	2,909
Other assets - unallocated	16,693	11,438	11,016
Unallocated amounts	25,012	24,283	22,474
Consolidated total assets	7,609,185	6,267,747	7,180,783

Liabilities:
Total liabilities from reportable segments	6,601,980	5,204,384	6,151,117
Other liabilities - unallocated	13,615	20,551	18,352
Unallocated amounts	13,615	20,551	18,352
Consolidated total liabilities	6,615,595	5,224,935	6,169,469

Geographic information

The geographic information analyses the Bank’s revenue and non-current assets by the Bank’s country of domicile and other countries. In presenting the geographic information below, segment revenue is based on customer’s country risk and segment non-current assets are based on the geographic location of the assets.

2018	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Total
Total revenues	13,913	17,887	14,577	15,440	11,115	10,414	9,959	34,284	127,589
Non-current assets*	6,520	126	1,495	7	-	-	37	134	8,319
2017
Total revenues	10,829	27,908	17,451	18,465	11,814	9,545	6,975	35,326	138,313
Non-current assets*	15,934	88	1,702	16	-	-	33	192	17,965
2016
Total revenues	14,870	34,740	21,197	17,077	9,752	7,229	11,183	51,926	167,974
Non-current assets*	9,346	90	1,828	23	-	-	51	264	11,602

*	Includes equipment and lesehold improvements, intangibles and investment properties.

Disaggregation of revenue from contract with customers

As of December 31, 2018, 2017, and 2016, respectively, the Bank has no customer, either individually or as group of companies, that represents more than 10% of the total revenues.

Disclosure of detailed information about revenue from contract with customers [Text Block]
The geographic information analyses the Bank’s revenue and non-current assets by the Bank’s country of domicile and other countries. In presenting the geographic information below, segment revenue is based on customer’s country risk and segment non-current assets are based on the geographic location of the assets.

2018	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Total
Total revenues	13,913	17,887	14,577	15,440	11,115	10,414	9,959	34,284	127,589
Non-current assets*	6,520	126	1,495	7	-	-	37	134	8,319
2017
Total revenues	10,829	27,908	17,451	18,465	11,814	9,545	6,975	35,326	138,313
Non-current assets*	15,934	88	1,702	16	-	-	33	192	17,965
2016
Total revenues	14,870	34,740	21,197	17,077	9,752	7,229	11,183	51,926	167,974
Non-current assets*	9,346	90	1,828	23	-	-	51	264	11,602

*	Includes equipment and lesehold improvements, intangibles and investment properties.